Pension and Other Postretirement Benefits - Schedule of Reconciliation of Activity for Investments (Detail) - Pension And Other Postretirement Benefit Plans Assets [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	$ 482	$ 379
Realized gains	7	14
Unrealized gains	99	9
Purchases	75	143
Sales	(19)	(39)
Issuances	0	0
Settlements	0	0
Foreign currency translation impact	(110)	(24)
Transfers in and/or out of Level 3	0	0
Balance at end of year	$ 534	$ 482